UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Notice of Intention To Redeem Securities Pursuant to Rule 23c-2

Under the Investment Company Act of 1940

Investment Company Act file number: 814-00735

Portman Ridge Finance Corporation

(Name of Registrant)

650 Madison Avenue, 23rd Floor

New York, New York 10022

(Address of Principal Executive Offices)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Portman Ridge Finance Corporation (the “Company”) to be redeemed: 6.125% Senior Notes due 2022 (the “Notes”)

(2)	Date on which the securities are to be redeemed: July 24, 2021

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of January 27, 2015 (the “Base Indenture”), between Harvest Capital Credit Corporation (“HCCC”) and U.S. Bank National Association, as trustee, (ii) Section 1.01(h) of the Second Supplemental Indenture, dated as of August 24, 2017, between the Company and U.S. Bank National Association, as trustee (the “Second Supplemental Indenture”) and (iii) the Third Supplemental Indenture, dated as of June 9, 2021, between the Company and U.S. Bank National Association, as trustee (the “Third Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem 100% of the outstanding Notes ($28,750,000 aggregate principal amount) pursuant to the terms of the Base Indenture and the First Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 24th day of June 2021.

PORTMAN RIDGE FINANCE CORPORATION

By:	/s/ Ted Goldthorpe
Name: Ted Goldthorpe
Title: Chief Executive Officer